INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted (Loss)\Income Per Share
Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd	142,958	148,100	(132,433)	(20,296)
Denominator:
Weighted average number of ordinary shares outstanding-basic	113,812,182	113,187,721	112,813,031	112,813,031
Weighted average number of ordinary shares outstanding- diluted	115,881,867	114,464,108	112,813,031	112,813,031
Basic income/(loss) per share	1.26	1.31	(1.17)	(0.18)
Diluted income/(loss) per share	1.23	1.29	(1.17)	(0.18)
Basic income/(loss) per ADS	2.51	2.62	(2.35)	(0.36)
Diluted income/(loss) per ADS	2.47	2.59	(2.35)	(0.36)